Note 8 - Furniture, Fixture and Equipment - Estimated Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2018
Furniture and Fixtures [member]
Statement Line Items [Line Items]
Useful life	Up to 5 years
Equipment [member]
Statement Line Items [Line Items]
Useful life	Up to 10 years [1]
Leasehold improvements [member]
Statement Line Items [Line Items]
Useful life	Up to 6 years

[1]	The Group has one finance lease agreement classified as Equipment which expires in 2022.